Loans and Financial Liabilities (Details) $ in Thousands, ₪ in Millions				1 Months Ended	12 Months Ended
		Jan. 01, 2023 USD ($)	Jan. 01, 2023 ILS (₪)	Nov. 15, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 16, 2022
Loans and Financial Liabilities [Line Items]
Credit facility				$ 40,000
Long-term loan					$ 20,000
Short-term credit facility					$ 20,000
Credit facility percentage					1.75%
Percentage of commitment fee					0.20%
Credit facility		$ 10,000	₪ 35
Loan and credit facility agreement description					(1)The Shareholder’s Equity shall at no time be less than 30% of the Total Assets; examined on a quarterly basis; (2) The Shareholder’s Equity shall at no time be less than $120,000 thousand; examined on a quarterly basis; (3) The ratio between:(a) the short term financial debt less current maturities of long term debt (in as much as such are included therein); and (b) the Working Capital, as such term is defined in the loan agreement, shall at no time exceed 0.8; examined on a quarterly basis; and (4) The ratio between: (a) the EBITDA as such term is defined in the loan agreement; and (b) the current maturities of long term debt to financial institutions plus out of pocket financial expenses, net, reported in the course of four consecutive quarters immediately preceding the examination date, shall not be less than 1.1 during each of the years 2022 and 2024 and not less than 1.25 in the year 2025 and onwards, examined on an annual basis.
Contingent consideration					$ 21,855	$ 23,534
Sales					3,000
Amount of liability					1,321	1,539	$ 290
Assumed liabilities	[1]				46,375	61,016
Finance income					14,300	5,626
Financing expenses					$ 341	$ 4,727	$ 704
Forecast [Member]
Loans and Financial Liabilities [Line Items]
Interest rate					0.55%			2.18%
Financing facility		$ 20,000
Annual fee percentage					0.275%

[1]	The assumed liabilities are measured at amortized cost. The decrease in the balance of the assumed liabilities reflects the changes in time value and changes in expected payments.The value of the assumed liabilities was $46,375 thousand and $61,016 thousand as of December 31, 2023, and 2022, respectively. During the years ended December 31, 2023, and 2022, the Company paid a total of $14,300 thousand and $5,626 thousand on account of such assumed liabilities. The Company accounted for $341 thousand of financing income and $4,727 thousand, and $704 thousand of financing expenses for the years ended December 31, 2023, 2022 and 2021, respectively to reflects the changes in the value of the assumed liabilities.